ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1999 through May 31, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the period, and the financial statements.

Investing in Government Cash Series is a conservative way to help your ready cash earn daily income while offering you the additional advantages of daily liquidity and stability of principal.1 The fund invests in some of the safest investments available, such as short-term U.S. government obligations and repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.046 per share. At the end of the reporting period, the fund's net assets reached $582.5 million.

As always, we thank you for keeping your cash working through Government Cash Series. Please contact your investment representative if you have any questions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Government Cash Series is invested in direct U.S. Treasury and U.S. Government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and may maintain a small Treasury position for liquidity purposes.

The Federal Reserve Board (the "Fed") tightened monetary policy six times over the course of the fiscal year ended May 31, 2000, bringing the federal funds target rate from 4.75% to 6.5%. The initial 75 basis points of tightening, which took place during the first half of the reporting period, was a reversal of the liquidity that the Fed infused into the market during the global economic crisis in late 1998. After taking a break to minimize disruptions around the time of the century date change, the Fed resumed its tightening path in early 2000 as economic growth continued to be robust.

Gross Domestic Product ("GDP") grew at 5.7% and 7.3% in the third and fourth quarters of last year, and 5.4% in the first quarter of 2000. Although productivity gains have raised expectations of a non-inflationary potential rate of growth, this strong pace of economic activity made the Fed and the markets uncomfortable. Retail sales grew over 7% over the reporting period, and non-farm payrolls added an average of 273,000 jobs per month over the same time frame. Excluding rising energy costs, inflation remained relatively well-behaved over the period. Although producer prices rose 3.9%, they were boosted by higher oil prices, and rose only 1.5% excluding the volatile food and energy component. Consumer prices rose 3.1% overall, but only 2.4% on a core basis.

Consistent with the actions taken by the Fed, and with the market often anticipating those moves, yields on short-term interest rates rose over the period. The yield on the one-year agency discount note, for example, increased steadily from 5.3% at the beginning of the reporting period to 7.2% by the end of May 2000. We maintained a 40 to 50 day average maturity target range for the fund through the end of 1999, then moved to a 35-to 45-day target range in January as expectations for additional Fed tightenings grew. The fund attempts to maximize performance through ongoing relative value analysis, comparing yields among the various acceptable investment types for the portfolio. The fund remained barbelled in structure, combining a significant position in repurchase agreements and agency floating rate securities with purchases of longer-term securities typically in the 6 to 13 month area of the agency yield curve. As the Treasury market continued to be well-bid by investors, we concentrated our purchases in the more attractive agency sector.

Shortly after the most recent tightening by the Fed, a more aggressive 50 basis points on May 16, 2000, market sentiment shifted as economic releases began to point to a slowing in the robust pace of the economy. Current estimates for second quarter GDP are in the 3.5% range, more in line with the general notion of non-inflationary potential for the economy. It remains to be seen, however, whether the slowdown is a result of the 175 basis points in tightening finally taking hold, or a temporary pause before growth picks up again in the second half of the year, as has been the pattern for the past two years.

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		GOVERNMENT AGENCIES--48.3%
$5,000,000	[1]	Federal Farm Credit System Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	$4,776,250
4,000,000		Federal Farm Credit System Notes, 5.400%, 7/3/2000	3,999,471
3,000,000	[1]	Federal Home Loan Bank System Discount Notes, 5.950%, 1/12/2001	2,888,438
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.918% - 6.323%, 6/15/2000 - 6/17/2000	17,986,880
32,450,000		Federal Home Loan Bank System Notes, 5.350% - 7.125%, 6/8/2000 - 5/22/2001	32,442,656
48,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 5.218% - 6.520%, 6/15/2000 - 5/2/2001	47,194,216
19,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 6.389% - 6.439%, 6/21/2000 - 6/22/2000	18,994,402
47,000,000	[1]	Federal National Mortgage Association Discount Notes, 5.210% - 6.550%, 6/15/2000 - 9/21/2000	46,545,951
58,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 5.851% - 6.470%, 6/23/2000 - 8/5/2000	58,468,929
10,800,000		Federal National Mortgage Association Notes, 6.445% - 7.250%, 2/23/2001 - 5/25/2001	10,793,292
35,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 5.720% - 6.593%, 6/1/2000 - 6/6/2000	34,992,702
2,300,000		Student Loan Marketing Association Notes, 6.045%, 11/3/2000	2,299,425

		TOTAL GOVERNMENT AGENCIES	281,382,612

		REPURCHASE AGREEMENTS--53.3%[3]
25,000,000		ABN AMRO, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	25,000,000
10,000,000		Bank of America, 6.580%, dated 5/31/2000, due 6/1/2000	10,000,000
19,000,000	[4]	Bear, Stearns and Co., 6.440%, dated 5/24/2000, due 6/26/2000	19,000,000
25,000,000		Chase Government Securities, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	25,000,000
3,530,000		Deutsche Bank Government Securities, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	3,530,000
25,000,000		First Union Capital Markets, 6.550%, dated 5/31/2000, due 6/1/2000	25,000,000
135,000,000		PaineWebber Group, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	135,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$20,000,000		Salomon Brothers, Inc., 6.580%, dated 5/31/2000, due 6/1/2000	$20,000,000
8,000,000	[4]	Warburg Dillon Reed LLC, 6.100%, dated 3/23/2000, due 6/21/2000	8,000,000
5,000,000	[4]	Warburg Dillon Reed LLC, 6.140%, dated 3/28/2000, due 6/27/2000	5,000,000
10,000,000	[4]	Warburg Dillon Reed LLC, 6.460%, dated 5/22/2000, due 6/30/2000	10,000,000
25,000,000		Warburg Dillon Reed LLC, 6.580%, dated 5/31/2000, due 6/1/2000	25,000,000

		TOTAL REPURCHASE AGREEMENTS	310,530,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$591,912,612

1 The issue shows the rate of discount at time of purchase.

2 Denotes variable rate securities which reflect current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($582,519,407) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Investments in repurchase agreements	$310,530,000
Investments in securities	281,382,612

Total investments in securities, at amortized cost and value		$591,912,612
Cash		7,118
Income receivable		1,746,815
Receivable for shares sold		90,712

TOTAL ASSETS		593,757,257

Liabilities:
Payable for investments purchased	9,493,350
Payable for shares redeemed	640,917
Income distribution payable	849,358
Accrued expenses	254,225

TOTAL LIABILITIES		11,237,850

Net assets for 582,519,407 shares outstanding		$582,519,407

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$582,519,407 ÷ 582,519,407 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$34,573,136

Expenses:
Investment adviser fee	$3,115,695
Administrative personnel and services fee	469,552
Custodian fees	44,986
Transfer and dividend disbursing agent fees and expenses	760,938
Directors'/Trustees' fees	8,043
Auditing fees	13,164
Legal fees	7,111
Portfolio accounting fees	101,523
Distribution services fee	623,139
Shareholder services fee	1,557,848
Share registration costs	27,978
Printing and postage	110,227
Insurance premiums	1,971
Taxes	46,952
Miscellaneous	5,178

TOTAL EXPENSES	6,894,305

Waivers:
Waiver of investment adviser fee	(596,054)

Net expenses		6,298,251

Net investment income		$28,274,885

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,274,885	$25,912,190

Distributions to Shareholders:
Distributions from net investment income	(28,274,885)	(25,912,190)

Share Transactions:
Proceeds from sale of shares	2,925,692,502	2,533,228,808
Net asset value of shares issued to shareholders in payment of distributions declared	24,186,741	22,385,677
Cost of shares redeemed	(3,016,440,338)	(2,463,717,526)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(66,561,095)	91,896,959

Change in net assets	(66,561,095)	91,896,959

Net Assets:
Beginning of period	649,080,502	557,183,543

End of period	$582,519,407	$649,080,502

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	4.65%	4.30%	4.73%	4.54%	4.85%

Ratios to Average Net Assets:

Expenses	1.01%	1.00%	1.00%	0.99%	0.99%

Net investment income	4.54%	4.22%	4.62%	4.45%	4.75%

Expense waiver/reimbursement[2]	0.10%	0.12%	0.09%	0.10%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$582,519	$649,081	$557,184	$530,367	$448,129

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 2000, capital paid-in aggregated $582,519,407. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	2,925,692,502	2,533,228,808
Shares issued to shareholders in payment of distributions declared	24,186,741	22,385,677
Shares redeemed	(3,016,440,338)	(2,463,717,526)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(66,561,095)	91,896,959

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND
SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Government Cash Series

ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 2000

Federated
Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551204

0062902 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month reporting period from June 1, 1999 through May 31, 2000. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings in tax-free securities issued by municipalities nationwide, and its financial statements.

Designed for tax-sensitive investors, Municipal Cash Series helps you pursue daily tax-free income on your ready cash while offering you the additional advantages of daily liquidity and stability of principal.1 At the end of the reporting period, the fund was invested in high-quality, short-term securities issued by municipalities across the United States.

During the reporting period, the fund paid a total of $0.029 in tax-free dividends per share.2 At the end of the reporting period, the fund's net assets totaled approximately $430.4 million.

As always, we thank you for using Municipal Cash Series as a convenient way to pursue daily, tax-free income on your ready cash. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Income may be subject to the federal alternative minimum tax and state and local taxes.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, Senior Vice President, Federated Investment Management Company.

What is your review of the economy and the interest rate environment over the reporting period?

Continued strong economic growth in the face of a series of Federal Reserve Board (the "Fed") interest rate increases characterized the reporting period. Gross Domestic Product ("GDP") growth in the third and fourth quarters of 1999 was 5.7% and 7.3%, respectively. This robust growth continued into the first quarter of year 2000 with GDP growth at 5.5%. This marked the first time in 15 years that real GDP growth for three consecutive quarters has averaged over 6.0%. Clearly, this rate of growth exceeded widely accepted measures of the non-inflationary potential of the economy. The consumer continued to drive economic activity. Retail sales were strong and labor markets remained tight. The average monthly increase in non-farm payrolls during the reporting period was $278,000 and the unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January, 2000. The unemployment rate has remained in the range between 3.9% and 4.1% since October 1999.

Benign inflation measures through much of the reporting period served to offset the strong economic growth. Surging energy prices resulted in increases in the Producer Price Index ("PPI"), particularly in the first quarter of 2000. However, the core PPI rate was flat to negative for much of the reporting period. Additionally, productivity gains continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures. However, as the reporting period began and first quarter inflation data emerged, signs of inflationary pressures appeared to be building. The Personal Consumption Expenditure Price Index, a measure watched closely by the Fed, rose at a 3.2% rate in the first quarter of year 2000. This was the largest increase since 1994. The Employment Cost Index, a closely watched measure of wage and benefit costs, increased by 4.1%. This was the largest increase since 1991. In addition, the core Consumer Price Index increased by 0.4% in April, well above the 0.2% expected.

During the reporting period, interest rates generally rose across the yield curve as the market built in expectations that the Fed would need to tighten monetary policy. And, in fact, the Fed incrementally increased the federal funds target rate by 175 basis points on six separate occasions. The federal funds target rate ended the reporting period at 6.5%. Short-term market interest rates, in turn, reflected the robust economic conditions and expectations regarding Fed monetary policy. In June, after the reporting period ended, the Fed elected to maintain the federal funds target rate as the economy exhibited signs of moderating growth.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year-end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in mid and late December as supply and demand imbalances occurred, peaking late in the month at 5.40%. Yields then declined 150 basis points in January, as coupon payments reinvested and year end selling pressures eased. VRDN levels averaged a little over 3.6% during February and March before rising to the 5.0% range in April due to traditional tax season selling pressures. Over the reporting period, VRDN yields averaged roughly 67% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

What were your strategies for the fund during the reporting period?

The supply of fixed-rate notes continued to be very light over the reporting period, as Year 2000 effects hampered issuance at the end of the year. Also, new issuance of fixed-rate notes in the first quarter was traditionally low. Municipalities continued to benefit from record tax collections--property, sales, and income--and the need to issue short-term borrowings dropped significantly over the past several years as the economy boomed. With this supply backdrop, expensive one-year note yields (lower than fair value) and the Fed increasing interest rates, the fund's average maturity rolled inward (shorter) over the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs and commercial paper equivalents, with timely purchases of attractively priced fixed-rate notes with maturities between 6 and 12 months. This decision has left the fund highly responsive to interest rate changes and allowed us to take full advantage of additional Fed interest rate moves.

Looking through 2000, what is your outlook for short-term rates?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action and attempts to slow the economy and consumer spending. Over the next several months, the Fed will be paying particular attention to stock market behavior, consumer confidence, employment data, and retail sales. The Fed is looking for the demand side to slow along with consumer confidence. A weaker stock market could help temper the amount of needed rate increases as the consumer is likely to slow spending if a bear market in stocks continues. Inflation data will be closely watched as we appear to be close to the late stages of the classic business cycle. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--97.1%[1]
		Alabama--0.1%
$145,000		Hoover, AL IDB, Weekly VRDNs (Bud's Best Cookies, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	$145,000
395,000		Muscle Shoals, AL, IDB, Weekly VRDNs (Whitesell Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)	395,000

		TOTAL	540,000

		Arizona--0.5%
1,000,000		Pima County, AZ IDA, Series 2000A-3, 4.30%, Bonds (Trinity Funding Co. IN) 5/15/2001	1,000,000
200,000		Pima County, AZ IDA, Single Family Mortgages, Roaring Fork, Series 1999-6, Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	200,000
250,000		Pima County, AZ IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	250,000
650,000		Yuma County, AZ Airport Authority, Inc., Series 1997A, Weekly VRDNs (Bank One, Arizona N.A. LOC)	650,000

		TOTAL	2,100,000

		Arkansas--3.5%
1,000,000		Arkansas Development Finance Authority, Series 1999C, Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, Series 1999D, Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	1,000,000
8,000,000		Crossett, AR, Series 1997, Weekly VRDNs (Bemis Co., Inc.)	8,000,000
4,000,000		Hope, AR, Solid Waste Disposal Revenue Bonds, Series 1994, 5.30% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD) Mandatory Tender 7/14/2000	4,000,000
1,000,000		Sheridan, AR IDA, Series B, Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)	1,000,000

		TOTAL	15,000,000

		Colorado--2.9%
3,500,000		Adams County, CO IDB, Series 1993, Weekly VRDNs (Bace Manufacturing, Inc.)/(Westdeutsche Landesbank Girozentrale LOC)	3,500,000
2,000,000		Arapahoe County, CO HFA, 4.20% TOBs (Reserve at South Creek)/(FGIC INS) Mandatory Tender 12/1/2000	2,000,000
6,915,000		El Paso County, CO HFA, Roaring Forks, Series 1999-1, Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	6,915,000

		TOTAL	12,415,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--2.7%
$11,590,000		District of Columbia Housing Finance Agency, Roaring Fork, Series 1999-7, Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	$11,590,000

		Florida--3.9%
6,040,000		Broward County, FL HFA, Roaring Fork, Series 2000-6, Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)	6,040,000
11,000,000		Hillsborough County, FL IDA, Series 2000B, Daily VRDNs (National Gypsum Co.)/(Wachovia Bank of NC, N.A. LOC)	11,000,000

		TOTAL	17,040,000

		Hawaii--2.7%
11,500,000		Honolulu, HI City & County, Series 1999, Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale) Mandatory Tender 12/1/2000	11,500,000

		Illinois--8.7%
4,000,000		Chicago, IL, Gas Supply Revenue Bonds, Series 1993B, 4.05% TOBs (Peoples Gas Light & Coke Co.) Optional Tender 12/1/2000	4,000,000
4,500,000		Chicago, IL, Gas Supply Revenue Bonds, Series 2000D, Weekly VRDNs (Peoples Gas Light & Coke Co.)	4,500,000
9,505,000	[2]	Chicago, IL, Single Family Mortgage, PT-290, 3.90% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt Liq), Optional Tender 10/5/2000	9,505,000
2,700,000		Illinois Development Finance Authority, Adjustable Rate IDRB, Series 1996A, Weekly VRDNs (Nimlok Co.)/(Bank One, Illinois, N.A. LOC)	2,700,000
6,900,000		Illinois Development Finance Authority, Series 1997, Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One, N.A. LOC)	6,900,000
6,185,000	[2]	Illinois Housing Development Authority, PT-82, 3.90% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional Tender 10/5/2000	6,185,000
3,595,000		Morton, IL, IDRB, Series 1996, Weekly VRDNs (Morton Welding Co, Inc. Project)/(Bank One, Illinois, N.A. LOC)	3,595,000

		TOTAL	37,385,000

		Indiana--12.8%
1,390,000		Carmel, IN, Series 1996-A, Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,390,000
1,500,000		Carmel, IN, Series 1999, Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,500,000
1,570,000		Crown Point, IN, IDA, Weekly VRDNs (D & M Manufacturing)/ (National City Bank, Kentucky LOC)	1,570,000
2,230,000		Huntingburg, IN, EDRB, Series 1993, Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,230,000
2,020,000		Huntingburg, IN, Series 1994, Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$1,610,000		Indiana Development Finance Authority, Series 1996, Weekly VRDNs (Meridian Group LLC Project)/(Bank One, Indiana, N.A. LOC)	$1,610,000
700,000		Indiana EDC, Series 1989, Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	700,000
6,000,000		Indiana State Educational Facilities Authority, Series 1999, 4.10% BANs (Wabash College), 8/1/2000	6,000,000
2,500,000		Indiana State Educational Facilities Authority, Series 2000A, 4.90% BANs (Wabash College), 5/3/2001	2,507,685
6,500,000		Jeffersonville, IN, Series 1997A, Weekly VRDNs (Wayne Steel, Inc.)/(Bank One, N.A. (Ohio) LOC)	6,500,000
1,505,000		Lebanon, IN IDA, Series 1991, Weekly VRDNs (White Castle System)/(Bank One, N.A. (Ohio) LOC)	1,505,000
7,500,000		Mishawaka, IN, Series 2000, Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	7,500,000
5,130,000		North Manchester, IN, Series 1997, Weekly VRDNs (Eften, Inc.)/(Comerica Bank LOC)	5,130,000
10,000,000		Portage, IN, Series 1998-A, Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	10,000,000
2,300,000		Tippecanoe County, IN Economic Development Revenue, Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	2,300,000
2,590,000		Westfield, IN IDR, Series 1994, Weekly VRDNs (Standard Locknut & Lockwasher, Inc.)/(Bank One, Indiana, N.A. LOC)	2,590,000

		TOTAL	55,052,685

		Iowa--0.8%
2,125,000		Iowa Finance Authority, ABCM Corporation, Series 2000B, 5.70% TOBs (HSBC Bank USA) 3/1/2001	2,125,000
1,460,000		Iowa Finance Authority, IDRB, Weekly VRDNs (V-T Industries, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	1,460,000

		TOTAL	3,585,000

		Kentucky--3.5%
2,600,000		Clark County, KY, Series 1990, Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	2,600,000
1,700,000		Henderson County, KY, Series 1996A, Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,700,000
680,000		Jefferson County, KY, IDR, Series 1991, Weekly VRDNs (Findley Adhesives)/(Bank One, N.A. (Ohio) LOC)	680,000
2,000,000		Jefferson County, KY, IDR, Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,000,000
1,950,000		Kenton County, KY, Series 1999, Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,950,000
6,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, Series 1998O, 3.78% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/3/2000	6,000,000

		TOTAL	14,930,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--2.8%
$1,850,000		Cecil County, MD, County Commissioners, EDRB, Series 1988S, Weekly VRDNs (Williams Mobile Offices, Inc.)/(Allfirst LOC)	$1,850,000
2,090,000		Maryland Economic Development Corp., Series 1998A, Weekly VRDNs (Catterton Printing Company Facility)/(Allfirst LOC)	2,090,000
1,255,000		Maryland Economic Development Corp., Series 1998B, Weekly VRDNs (Catterton Printing Company Facility)/(Allfirst LOC)	1,255,000
970,000		Maryland State Community Development Administration, Series 1990A, Weekly VRDNs (College Estates)/(Allfirst LOC)	970,000
800,000		Maryland State Community Development Administration, Series 1990B, Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	800,000
3,655,000		Maryland State Community Development Administration, Series 1990C, Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	3,655,000
1,260,000		Wicomico County, MD, EDRB, Series 1994, Weekly VRDNs (Field Container Co. LP)/(Northern Trust Co., Chicago, IL LOC)	1,260,000

		TOTAL	11,880,000

		Minnesota--2.6%
2,245,000		Brooklyn Park, MN EDA, Series 1999, Weekly VRDNs (Midwest Finishing, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	2,245,000
2,730,000		Lino Lakes, MN, Series 1998, Weekly VRDNs (Molin Concrete Products Co.)/(Norwest Bank Minnesota, N.A. LOC)	2,730,000
700,000		Minnesota State Higher Education Coordinating Board, Series 1992A, Weekly VRDNs (U.S. Bank, NA, Minneapolis LIQ)	700,000
950,000		Plymouth, MN, Series 1998, Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	950,000
730,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	730,000
1,805,000		Red Wing, MN, Port Authority, Series 1998, Weekly VRDNs (Food Service Specialties)/(Norwest Bank Minnesota, N.A. LOC)	1,805,000
1,955,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	1,955,000

		TOTAL	11,115,000

		Mississippi--0.7%
1,300,000		Mississippi Business Finance Corp., IDRB, Series 1994, Weekly VRDNs (Flexsteel Industries, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	1,300,000
1,700,000		Mississippi Business Finance Corp., Series D, Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,700,000

		TOTAL	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--4.1%
$3,650,000		Moberly, MO IDA, Series 1996, Weekly VRDNs (Everlast Fitness Manufacturing Corp.)/(Chase Manhattan Bank N.A., New York LOC)	$3,650,000
7,000,000		Perry County, MO, Series 1996, Weekly VRDNs (TG (U.S.A), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	7,000,000
7,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House, Series 1999, 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	7,000,000

		TOTAL	17,650,000

		Montana--0.4%
1,780,000	[2]	Montana State Board of Housing, MERLOTS, Series F, 4.45% TOBs (First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/1/2001	1,780,000

		Multi State--6.5%
10,000,000		Charter Mac Floater Certificates Trust I (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	10,000,000
8,000,000		Charter Mac Floater Certificates Trust I (Second Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	8,000,000
6,000,000		Charter Mac Floater Certificates Trust I (Sixth Traunch) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	6,000,000
3,900,000		Charter Mac Floater Certificates Trust I (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	3,900,000
18,714		Clipper Tax-Exempt Trust, AMT MultiState, Series B, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	18,714

		TOTAL	27,918,714

		Nebraska--0.4%
1,600,000		Douglas County, NE, Series 1991, Weekly VRDNs (Malhove, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	1,600,000

		New Hampshire--0.5%
2,110,000		New Hampshire State IDA, Series 1991, 4.75% TOBs (International Paper Co.), Optional Tender 10/15/2000	2,110,000

		New Jersey--1.5%
3,360,000	[2]	New Jersey Housing & Mortgage Financing Authority, PT-285, 3.80% TOBs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 8/10/2000	3,360,000
3,150,000		Trenton, NJ, 5.375% BANs, 5/18/2001	3,163,692

		TOTAL	6,523,692

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--1.5%
$6,485,000		Albuquerque, NM, Series 1999, Weekly VRDNs (El Encanto, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	$6,485,000

		New York--1.2%
5,000,000		New York City, NY Transitional Finance Authority, Series 1999, Trust Receipts FR/RI-A47, Weekly VRDNs (Bank of New York, New York LIQ)	5,000,000

		North Dakota--1.4%
900,000		Fargo, ND, Variable Rate Demand IDRBs, Series 1997, Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	900,000
5,000,000		Grand Forks, ND, Variable Rate Demand IDRBs, Series 1999, Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	5,000,000

		TOTAL	5,900,000

		Ohio--5.8%
3,000,000		Canal Winchester, OH Local Schools, 4.91% BANs, 2/22/2001	3,010,686
3,220,000		Columbiana County, OH, Series 1999, Weekly VRDNs (Butech, Inc.)/ (KeyBank, N.A. LOC)	3,220,000
3,000,000		Cuyahoga County, OH IDA, Weekly VRDNs (Cleveland Gear Co.)/ (KeyBank, N.A. LOC)	3,000,000
4,500,000		Franklin County, OH IDA, Weekly VRDNs (Heekin Can, Inc.)/(PNC Bank, N.A. LOC)	4,500,000
2,000,000		Lorain Port Authority, OH, IDRB, Series 1996, Weekly VRDNs (Brush Wellman, Inc.)/ (National City Bank, Ohio LOC)	2,000,000
4,995,000	[2]	Ohio HFA, Variable Rate Certificates, Series 1998Q, 3.68% TOBs (GNMA COL)/(Bank of America, N.A. LIQ) Optional Tender 7/20/2000	4,995,000
4,420,000		Summit County, OH IDR, Series 1994, Weekly VRDNs (Harry London Candies, Inc.)/(KeyBank, N.A. LOC)	4,420,000

		TOTAL	25,145,686

		Oklahoma--2.3%
2,300,000		Adair County, OK IDA, Series B, Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,300,000
2,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(Banque Nationale de Paris LOC)	2,000,000
1,890,000		Oklahoma County, OK Finance Authority, Series 1996, Weekly VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)	1,890,000
3,600,000		Oklahoma Development Finance Authority, 4.30% TOBs (Simmons Poultry Farms)/(Rabobank Nederland, Utrecht LOC) Optional Tender 8/1/2000	3,600,000

		TOTAL	9,790,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--0.7%
$2,000,000		Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds, Series 1992A, 4.70% TOBs (International Paper Co.) Optional Tender 1/15/2001	$2,000,000
895,000		McKean County, PA IDA, Series 1997, Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank NA, Pittsburgh LOC)	895,000

		TOTAL	2,895,000

		South Carolina--0.3%
1,485,000		South Carolina Job Development Authority, EDRB, Series 1994, Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co, Wilson LOC)	1,485,000

		South Dakota--1.0%
4,145,000		South Dakota Housing Development Authority, Series 1999-H, 3.85% BANs, 9/28/2000	4,145,000

		Tennessee--6.4%
6,000,000		Chattanooga, TN HEFA, Weekly VRDNs (McCallie School)/ (SunTrust Bank, Atlanta LOC)	6,000,000
1,000,000		Chattanooga, TN IDB, Revenue Bonds, Series 1997, Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,000,000
5,000,000		Cocke County, TN IDB, Series 1996, Weekly VRDNs (Newport Precision, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	5,000,000
840,000		Dickson County, TN IDB, Series 1996, Weekly VRDNs (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)	840,000
830,000		Hawkins County, TN IDB, Series 1995, Weekly VRDNs (Sekisui Ta Industries, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	830,000
730,000		Hendersonville, TN IDB, Series 1996, Weekly VRDNs (Betty Machine Co. Project)/(First Union National Bank, Charlotte, NC LOC)	730,000
700,000		Jackson, TN IDB, Series 1999, Weekly VRDNs (Bobrick Washroom Equipment)/(First American National Bank, Nashville, TN LOC)	700,000
8,000,000		Sevier County, TN Public Building Authority, Local Government Improvement Bonds, Series II-G-2, Weekly VRDNs (Knoxville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	8,000,000
2,500,000		Tullahoma, TN, Series 1999, Weekly VRDNs (Createc Corp.)/ (Fifth Third Bank, Cincinnati LOC)	2,500,000
2,100,000		Union City, TN IDB, Series 1995, Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	2,100,000

		TOTAL	27,700,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--4.5%
$4,000,000		Angelina and Neches River Authority, TX, Solid Waste Disposal Revenue Bonds, Series 1993, 6.30% CP (Temple-Eastex, Inc.)/(Temple-Inland, Inc. GTD) Mandatory Tender 6/8/2000	$4,000,000
2,550,000		Brazos Harbor, TX, Industrial Development Corp., Series 1991, Weekly VRDNs (Rangen, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	2,550,000
6,500,000		Brazos River Authority, TX, Series 1999C, Weekly VRDNs (TXU Electric Co.)/(Bank of New York, New York LOC)	6,500,000
4,000,000		Tarrant County, TX IDC, Series 1997, Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)	4,000,000
2,505,000		Tarrant County, TX IDC, Weekly VRDNs (Holden Business Forms)/(Norwest Bank Minnesota, N.A. LOC)	2,505,000

		TOTAL	19,555,000

		Utah--1.8%
4,000,000		Emery County, UT, PCR Refunding Bonds, Series 1994, Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	4,000,000
4,000,000		West Jordan, UT, Series 1999, Weekly VRDNs (Penco Products, Inc.)/ (KeyBank, N.A. LOC)	4,000,000

		TOTAL	8,000,000

		Virginia--1.7%
4,000,000		Halifax, VA IDA, MMMs, PCR, 4.10% CP (Virginia Electric Power Co.) Mandatory Tender 6/12/2000	4,000,000
3,250,000		Staunton, VA IDA, Series 1999A, Weekly VRDNs (Specialty Blades, Inc.)/(Crestar Bank of Virginia, Richmond LOC)	3,250,000

		TOTAL	7,250,000

		Washington--1.0%
4,500,000		Pierce County, WA Economic Development Corp., Series 1995, Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	4,500,000

		West Virginia--0.5%
2,000,000		Ritchie County, WV, IDRB, Series 1996, Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	2,000,000

		Wisconsin--5.4%
4,405,000		Lawrence, WI, Weekly VRDNs (TPJ Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,405,000
1,530,000		Marshfield, WI, Series 1993, Weekly VRDNs (Building Systems, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,530,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$4,875,000		Mukwonago, WI, Series 1999, Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	$4,875,000
900,000		Plover, WI, Weekly VRDNs (Sirco Manufacturing, Inc.)/ (Norwest Bank Minnesota, N.A. LOC)	900,000
2,410,000		Prentice Village, WI, Limited Obligation Revenue Refunding Bonds, Series A, Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Michigan National Bank, Farmington Hills LOC)	2,410,000
1,100,000		Waukesha, WI, IDRB, Series 1995, Weekly VRDNs (Weldall Manufacturing Inc. Project)/(Bank One, Wisconsin, N.A. LOC)	1,100,000
8,000,000		Wisconsin Housing & Economic Development Authority, Trust Receipts, Series 1997, Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	8,000,000

		TOTAL	23,220,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$417,785,777

Securities that are subject to the alternative minimum tax represent 89.7% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
97.1%	2.9%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2000, these securities amounted to $31,825,000 which represents 7.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($430,365,310) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDRB(s)	--Economic Development Revenue Bond(s)
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$417,785,777
Cash		63,068
Income receivable		2,882,438
Receivable for investments sold		9,304,855
Receivable for shares sold		1,017,182

TOTAL ASSETS		431,053,320

Liabilities:
Payable for shares redeemed	$104,282
Income distribution payable	430,165
Accrued expenses	153,563

TOTAL LIABILITIES		688,010

Net assets for 430,365,310 shares outstanding		$430,365,310

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$430,365,310 ÷ 430,365,310 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$17,363,094

Expenses:
Investment adviser fee	$2,232,985
Administrative personnel and services fee	336,514
Custodian fees	28,007
Transfer and dividend disbursing agent fees and expenses	416,000
Directors'/Trustees' fees	5,831
Auditing fees	12,965
Legal fees	20,336
Portfolio accounting fees	85,362
Distribution services fee	446,597
Shareholder services fee	1,116,493
Share registration costs	28,291
Printing and postage	71,367
Insurance premiums	26,013
Taxes	43,277
Miscellaneous	4,190

TOTAL EXPENSES	4,874,228

Waiver:
Waiver of investment adviser fee	(325,390)

Net expenses		4,548,838

Net investment income		$12,814,256

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,814,256	$14,744,857

Distributions to Shareholders:
Distributions from net investment income	(12,814,256)	(14,744,857)

Share Transactions:
Proceeds from sale of shares	1,464,247,211	2,025,211,320
Net asset value of shares issued to shareholders in payment of distributions declared	11,536,613	13,799,382
Cost of shares redeemed	(1,482,869,324)	(2,249,372,662)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,085,500)	(210,361,960)

Change in net assets	(7,085,500)	(210,361,960)

Net Assets:
Beginning of period	437,450,810	647,812,770

End of period	$430,365,310	$437,450,810

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.92%	2.58%	2.90%	2.80%	3.04%

Ratios to Average Net Assets:

Expenses	1.02%	1.01%	1.01%	0.99%	0.99%

Net investment income	2.87%	2.57%	2.86%	2.75%	2.99%

Expense waiver/reimbursement[2]	0.07%	0.12%	0.10%	0.09%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$430,365	$437,451	$647,813	$515,060	$478,605

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, there were 12,500,000,000 par value shares ($0.001 per share) authorized. At May 31, 2000, capital paid-in aggregated $430,365,310. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	1,464,247,211	2,025,211,320
Shares issued to shareholders in payment of distributions declared	11,536,613	13,799,382
Shares redeemed	(1,482,869,324)	(2,249,372,662)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,085,500)	(210,361,960)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $762,330,000 and $966,709,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC.
AND SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Municipal Cash Series

ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551303

0062903 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month reporting period from June 1, 1999 through May 31, 2000. The report contains commentary by the portfolio manager, followed by a complete list of the fund's investments on the last day of the reporting period, and the fund's financial statements.

Investing in Prime Cash Series is a practical way to help your cash earn daily income while offering you the additional advantages of daily liquidity and stability of principal.1 The fund invests in high-quality, short-term securities. At the end of the reporting period, the portfolio was invested primarily in commercial paper (41.4%) and variable rate notes (26.4%). It also held positions in repurchase agreements (4.2%), certificates of deposit (8.7%), corporate notes (9.9%), loan participation notes (7.0%) and time deposits (2.2%).

Dividends paid to shareholders during the reporting period totaled $0.047 per share. At the end of the reporting period, the fund's net assets were approximately $5.1 billion.

As always, we thank you for keeping your ready cash working through Prime Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Prime Cash Series invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past year we have seen strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 175 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when they raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

Thirty-day commercial paper started the reporting period at 4.97% on May 28, 1999, and then increased in anticipation of the federal funds target rate increases. Thirty-day commercial paper rates on May 31, 2000, were 6.50%.

The target average maturity for Prime Cash Series was decreased from a 50-60 day range to a 45-55 day range, reflecting our outlook for increasing interest rates. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12-month reporting period ended May 31, 2000, the net assets of Prime Cash Series increased from $4,728.4 million to $5,061.0 million, while the 7-day net yield increased from 4.03% to 5.53%.1 The effective average maturity of the Fund on May 31, 2000, was 60 days.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--8.7%
		Banking--8.7%
$10,000,000		ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$9,996,980
26,600,000		Australia & New Zealand Banking Group, Melbourne, 6.310%, 9/13/2000	26,598,346
20,900,000		Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001 - 4/30/2001	20,896,001
99,000,000		Bayerische Landesbank Girozentrale, 5.930% - 6.870%, 10/2/2000 - 4/3/2001	98,891,983
27,000,000		Commerzbank AG, Frankfurt, 6.510%, 12/13/2000	27,001,393
43,000,000		Credit Agricole Indosuez, 6.870%, 3/28/2001	42,989,953
10,000,000		Deutsche Bank AG, 6.700%, 2/5/2001	9,996,764
40,000,000		Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	39,993,646
107,300,000		Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	107,278,097
40,000,000		UBS AG, 6.130% - 6.950%, 11/29/2000 - 5/2/2001	39,991,552
16,000,000		Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	15,997,364

		TOTAL CERTIFICATES OF DEPOSIT	439,632,079

		COMMERCIAL PAPER--41.4%[1]
		Banking--12.8%
67,129,000		Barton Capital Corp., 6.600%, 7/12/2000	66,624,414
5,445,000		Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 6.150%, 6/7/2000	5,439,419
2,570,000		Benedictine Living Communities, Inc., (Harris Trust & Savings Bank, Chicago LOC), 6.150%, 6/7/2000	2,567,366
25,000,000		CBA (Delaware) Finance Inc., (Guaranteed by Commonwealth Bank of Australia, Sydney), 6.087%, 8/28/2000	24,628,017
75,000,000		Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 5.900% - 6.065%, 6/21/2000 - 9/5/2000	74,073,015
26,000,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 6.540%, 6/15/2000	25,933,873
4,034,000		Gotham Funding Corp., 6.610%, 6/22/2000	4,018,446
49,000,000		Internationale Nederlanden U.S. Funding Corp., (Guaranteed by ING Bank N.V.), 6.370%, 12/28/2000	47,179,242
234,000,000		Market Street Funding Corp., (PNC Bank, N.A. LOC), 6.540% - 6.610%, 6/19/2000 - 7/19/2000	232,824,613
100,000,000		Park Avenue Receivables Corp., 6.500%, 6/15/2000	99,747,222
15,000,000		Three Rivers Funding Corp., 6.530%, 6/22/2000	14,942,862
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$24,000,000		Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000	$23,251,867
28,000,000		Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 11/29/2000	27,127,178

		TOTAL	648,357,534

		Brokerage--5.9%
175,000,000		Goldman Sachs Group, Inc., 6.290% - 6.310%, 6/5/2000 - 6/12/2000	174,724,049
125,000,000		Salomon Smith Barney Holdings, Inc., 6.660%, 7/14/2000	124,014,583

		TOTAL	298,738,632

		Finance - Commercial--14.4%
65,000,000		Amsterdam Funding Corp., 6.530% - 6.550%, 6/19/2000	64,787,375
135,000,000		Asset Securitization Cooperative Corp., 6.000% - 6.600%, 6/23/2000 - 7/12/2000	134,312,500
100,000,000		Edison Asset Securitization LLC, 6.420%, 6/8/2000	99,875,167
1,700,000		FINOVA Capital Corp., 6.070%, 6/19/2000	1,694,840
92,000,000		Falcon Asset Securitization Corp., 6.100%, 6/2/2000	91,984,411
100,500,000		General Electric Capital Corp., 6.010% - 6.220%, 7/11/2000 - 10/18/2000	98,957,781
59,000,000		PREFCO-Preferred Receivables Funding Co., 6.300% - 6.600%, 6/12/2000 - 7/11/2000	58,643,050
182,785,000		Receivables Capital Corp., 6.530% - 6.580%, 6/19/2000 - 7/10/2000	181,608,707

		TOTAL	731,863,831

		Forest Products--0.1%
5,000,000		Temple-Inland, Inc., 6.780%, 6/6/2000	4,995,292

		Insurance--7.2%
95,000,000		Galaxy Funding, Inc., 6.620% - 6.630%, 7/5/2000 - 7/10/2000	94,350,542
28,000,000		Marsh USA Inc., 6.240%, 10/10/2000	27,364,213
242,000,000		Sheffield Receivables Corp., 6.050% - 6.550%, 6/14/2000 - 6/20/2000	241,218,415

		TOTAL	362,933,170

		Retail--1.0%
50,000,000		Safeway, Inc., 6.780%, 6/21/2000	49,811,667

		TOTAL COMMERCIAL PAPER	2,096,700,126

		CORPORATE NOTES--9.9%
		Banking--1.9%
89,000,000		Bank One, Illinois, N.A., 6.070% - 6.200%, 10/10/2000 --10/23/2000	88,984,543
10,000,000		Westpac Banking Corp. Ltd., Sydney, 6.220%, 11/30/2000	9,996,147

		TOTAL	98,980,690

Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--1.5%
$77,000,000		Goldman Sachs Group, Inc., 6.170% - 6.620%, 6/16/2000 -- 6/26/2000	$77,000,000

		Finance - Automotive--1.1%
54,913,891		Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	54,913,891

		Finance - Commercial--3.9%
60,000,000		Beta Finance, Inc., 5.520% - 7.240%, 6/12/2000 -- 5/10/2001	60,000,000
20,000,000		FINOVA Capital Corp., 6.190%, 6/12/2000	20,000,000
4,500,000		FINOVA Capital Corp., 6.450%, 6/1/2000	4,500,000
110,600,000		Sigma Finance, Inc., 6.150% - 6.950%, 9/8/2000 -- 4/9/2001	110,600,000

		TOTAL	195,100,000

		Finance - Equipment--1.1%
5,143,150		Copelco Capital Funding Trust 1999-B, Class A-1, 5.937%, 10/18/2000	5,143,150
25,000,000		Copelco Capital Receivables Trust Series 2000-A, Class A-1, 6.507%, 5/14/2001	25,000,000
25,000,000		Copelco Capital Receivables Trust Series 2000-A, Class A2A, 6.130%, 3/19/2001	25,000,000

		TOTAL	55,143,150

		Insurance--0.4%
8,544,440		Americredit Automobile Receivables Trust 2000-A, Class A1, (FSA INS), 6.040%, 2/5/2001	8,544,440
10,000,000		WFS Financial 2000-A Owner Trust, Class A1, (FSA INS), 6.284%, 3/20/2001	9,997,284

		TOTAL	18,541,724

		TOTAL CORPORATE NOTES	499,679,455

		LOAN PARTICIPATION--7.0%
		Electrical Equipment--0.5%
25,700,000		Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.810%, 5/17/2001	25,700,000

		Finance - Automotive--3.0%
152,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.120% - 6.620%, 6/1/2000 - 6/29/2000	152,000,000

		Finance - Equipment--1.0%
51,000,000		Comdisco, Inc., 6.270% - 6.900%, 6/5/2000 - 7/7/2000	51,000,000

		Food & Beverage--0.5%
25,000,000		Sara Lee Corp., 6.580%, 6/16/2000	25,000,000

		Oil & Oil Finance--2.0%
100,000,000		Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.550% - 6.620%, 6/8/2000 - 6/29/2000	100,000,000

		TOTAL LOAN PARTICIPATION	353,700,000

Principal Amount			Value
		NOTES - VARIABLE--26.4%[2]
		Banking--10.0%
$8,340,000		Adena Health System, Adena Health System Project, Series 1998, (Fifth Third Bank, Cincinnati LOC), 6.850%, 6/1/2000	$8,340,000
2,000,000		American Health Care Centers, Series 1998, (FirstMerit Bank, N.A. LOC), 6.700%, 6/1/2000	2,000,000
4,120,000		Aurora City, IL, Series 1995, (National City Bank, Michigan/Illinois LOC), 6.860%, 6/1/2000	4,120,000
625,000		Avalon Hotel Associates, (First Union National Bank, Charlotte, NC LOC), 7.314%, 6/1/2000	625,000
1,365,000		BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	1,365,000
16,900,000		Beverly California Corp., (PNC Bank, N.A. LOC), 6.640%, 6/5/2000	16,900,000
2,635,000		Blackwell Investments, Inc., (Bank One, Louisiana LOC), 6.970%, 6/1/2000	2,635,000
7,000,000		Bond Holdings, LP, (SouthTrust Bank of Alabama, Birmingham LOC), 6.710%, 6/2/2000	7,000,000
1,560,000		Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	1,560,000
65,000,000		Comerica Bank, 6.440% - 6.660%, 6/9/2000 -- 6/25/2000	64,983,539
5,200,000		Dewberry III LP, (Allfirst LOC), 6.660%, 6/6/2000	5,200,000
1,215,000		Edgefield County, SC, Series 1997, (Bondex Inc. Project), (HSBC Bank USA LOC), 6.820%, 6/1/2000	1,215,938
1,640,000		Gahanna OH, City of, Franklin Steel Co. Project, (Firstar Bank, N.A. LOC), 6.770%, 6/1/2000	1,640,000
3,000,000		Gervais Street Associates, Series 1998, (Wachovia Bank of NC, N.A. LOC), 6.690%, 6/7/2000	3,000,000
3,410,000		Great Southern Wood Preserving Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	3,410,000
10,000,000		Grob Systems, Inc., Series 1998 & 1999, (Fifth Third Bank, Cincinnati LOC), 6.620%, 6/1/2000	10,000,000
9,955,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	9,955,000
7,860,000		HSI Funding, LLC, Variable Rate, Series A, (National City Bank, Michigan/Illinois LOC), 6.590%, 6/1/2000	7,860,000
3,380,000		James F. Taylor, Series 1999, (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	3,380,000
1,895,000		La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	1,895,000
2,290,000		Lake Sherwood Senior Living Center, LLC, (Union Planters NB, Memphis, TN LOC), 7.070%, 6/1/2000	2,290,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$51,000,000		Liquid Asset Backed Securities Trust, Series 1996-3A, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.523%, 6/15/2000	$51,000,000
27,558,887		Liquid Asset Backed Securities Trust, Series 1997-1A, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.608%, 6/19/2000	27,558,887
5,200,000		Maryland State IDFA, (Kelly Springfield Tire), (Allfirst LOC), 6.780%, 6/5/2000	5,200,000
1,622,000		Maryland State IDFA, Human Genome, Series1994, (Allfirst LOC), 6.730%, 6/5/2000	1,622,000
4,185,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project, Series 1998-A, (National Bank of Commerce, Memphis, TN LOC), 6.600%, 6/1/2000	4,185,000
7,800,000		Mississippi Business Finance Corp., Howard Industries, Inc., Series 1997, (First American National Bank, Nashville, TN LOC), 6.870%, 6/1/2000	7,800,000
520,000		New Jersey EDA, Series 1992 K-3, (Banque Nationale de Paris LOC), 6.75%, 6/5/2000	520,000
3,455,000		New Jersey EDA, Series 1992-H, (Banque Nationale de Paris LOC), 6.88%, 6/5/2000	3,455,000
6,885,000		O'Dovero Consolidated, LLC, Series 1998-A, (National City Bank, Michigan/Illinois LOC), 6.590%, 6/1/2000	6,885,000
5,300,000		Pennsylvania EDFA, Series 1993-C, (Barclays Bank PLC, London LOC), 6.770%, 6/1/2000	5,300,000
6,930,821		Rabobank Optional Redemption Trust, Series 1997-101, 6.281%, 7/17/2000	6,930,820
7,500,000		Rt. 206, Inc., Series 2000, (Commerce Bank, N.A., Cherry Hill, NJ LOC), 6.830%, 6/1/2000	7,500,000
25,000,000		SMM Trust, Series 2000-B Class A-1, 6.543%, 6/13/2000	25,000,000
1,400,000		Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC), 6.640%, 6/5/2000	1,400,000
3,900,000		Smith Garden Products, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 6.880%, 6/2/2000	3,900,000
4,325,000		Sojourn Hotel Inc., Series 1997, (FirstMerit Bank, N.A. LOC), 6.700%, 6/1/2000	4,325,000
5,125,000		Sun Valley, Inc., (SouthTrust Bank of Georgia, Atlanta LOC), 6.880%, 6/2/2000	5,125,000
18,375,000		Union Development Co., (Bank of America, N.A. LOC), 6.678%, 6/1/2000	18,375,000
1,875,000		United Jewish Federation of Greater Pittsburgh VRDB, Series 1995A, (PNC Bank, N.A. LOC), 6.700%, 6/1/2000	1,875,000
5,920,000		Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH LOC), 6.820%, 6/1/2000	5,920,000
4,685,000		Visalia, CA Community Redevelopment Agency, East Visalia Redevelopment Project, Series 1990, (Union Bank of California LOC), 6.800%, 6/1/2000	4,685,000
143,000,000		Westdeutsche Landesbank Girozentrale, 6.490%, 6/17/2000	142,932,830
4,940,000		Woodbury Business Forms, Inc./Carribean Business Forms, Series 1996 Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 7.040%, 6/1/2000	4,940,000

		TOTAL	505,809,014

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--4.0%
$100,000,000		Merrill Lynch & Co., Inc., 6.455%, 6/12/2000	$99,984,189
105,000,000		Morgan Stanley, Dean Witter & Co., 6.880%, 6/1/2000	105,000,000

		TOTAL	204,984,189

		Finance - Automotive--2.0%
100,000,000		General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp., LOC), 6.300%, 7/3/2000	99,448,778

		Finance - Commercial--2.6%
129,300,000		Sigma Finance, Inc., 6.296% - 6.960%, 6/1/2000 -- 9/28/2000	129,300,000

		Finance - Retail--0.6%
31,000,000		AFS Insurance Premium Receivables Trust, Series 1994-A, 7.079%, 6/15/2000	31,000,000

		Homebuilding--0.9%
46,100,000		Centex Corp., 6.834%, 7/27/2000	46,100,000

		Insurance--6.3%
30,000,000		Anchor National Life Insurance Co., 6.370%, 6/30/2000	30,000,000
25,000,000		GE Life and Annuity Assurance Co., 6.201%, 6/1/2000	25,000,000
84,000,000		Jackson National Life Insurance Co., 6.400% - 6.700%, 6/1/2000 -- 6/22/2000	84,000,000
18,710,897	[3]	Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by AMBAC Financial Group, Inc.), 6.218%, 6/28/2000	18,710,897
35,000,000		Monumental Life Insurance Co., 6.241%, 6/15/2000	35,000,000
40,000,000		Principal Life Insurance Co., 6.251%, 6/1/2000	40,000,000
23,000,000		Protective Life Insurance Co., 6.541%, 8/1/2000	23,000,000
65,000,000		Security Life of Denver Insurance Co., 6.435% - 6.665%, 6/28/2000 -- 7/28/2000	65,000,000

		TOTAL	320,710,897

		TOTAL NOTES - VARIABLE	1,337,352,878

		REPURCHASE AGREEMENTS--4.2%[4]
75,000,000		Bank of America, 6.580%, dated 5/31/2000, due 6/1/2000	75,000,000
89,770,000		Deutsche Bank Financial, Inc., 6.550%, dated 5/31/2000, due 6/1/2000	89,770,000
50,000,000		Societe Generale Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	50,000,000

		TOTAL REPURCHASE AGREEMENTS	214,770,000

Principal Amount			Value
		TIME DEPOSITS--2.2%
		Banking--2.2%
$100,000,000		Bank of Tokyo-Mitsubishi Ltd., 6.813%, 6/1/2000	$100,000,000
10,000,000		Westdeutsche Landesbank Girozentrale, 6.813%, 6/1/2000	10,000,000

		TOTAL TIME DEPOSITS	110,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$5,051,834,538

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid by criteria approved by the fund's Board of Directors. At May 31, 2000 these securities amounted to $18,710,897, which represents 0.37% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,061,010,422) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
VRDB	--Variable Rate Demand Bond

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$5,051,834,538
Income receivable		25,709,174
Receivable for shares sold		517,507

TOTAL ASSETS		5,078,061,219

Liabilities:
Payable for shares redeemed	$7,334,905
Income distribution payable	7,225,989
Payable to bank	190,232
Accrued expenses	2,299,671

TOTAL LIABILITIES		17,050,797

Net assets for 5,061,010,422 shares outstanding		$5,061,010,422

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,061,010,422 ÷ 5,061,010,422 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$280,238,801

Expenses:
Investment adviser fee	$24,424,543
Administrative personnel and services fee	3,680,740
Custodian fees	288,124
Transfer and dividend disbursing agent fees and expenses	8,015,459
Directors'/Trustees' fees	31,217
Auditing fees	13,021
Legal fees	44,221
Portfolio accounting fees	171,701
Distribution services fee	4,884,909
Shareholder services fee	12,212,271
Share registration costs	175,734
Printing and postage	1,376,356
Insurance premiums	285,049
Taxes	395,344
Miscellaneous	12,726

TOTAL EXPENSES	56,011,415

Waiver:
Waiver of investment adviser fee	(6,635,519)

Net expenses		49,375,896

Net investment income		$230,862,905

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$230,862,905	$183,783,668

Distributions to Shareholders:
Distributions from net investment income	(230,862,905)	(183,783,668)

Share Transactions:
Proceeds from sale of shares	18,693,525,445	14,914,745,750
Net asset value of shares issued to shareholders in payment of distributions declared	219,215,362	177,005,053
Cost of shares redeemed	(18,580,178,751)	(14,111,336,402)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	332,562,056	980,414,401

Change in net assets	332,562,056	980,414,401

Net Assets:
Beginning of period	4,728,448,366	3,748,033,965

End of period	$5,061,010,422	$4,728,448,366

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	4.81%	4.46%	4.83%	4.64%	4.90%

Ratios to Average Net Assets:

Expenses	1.01%	1.00%	1.00%	0.99%	0.99%

Net investment income	4.73%	4.36%	4.73%	4.55%	4.78%

Expense waiver/reimbursement[2]	0.14%	0.16%	0.18%	0.20%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,061,010	$4,728,448	$3,748,034	$2,363,382	$1,539,235

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting policies.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 2000, capital paid-in aggregated $5,061,010,422. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	18,693,525,445	14,914,745,750
Shares issued to shareholders in payment of distributions declared	219,215,362	177,005,053
Shares redeemed	(18,580,178,751)	(14,111,336,402)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	332,562,056	980,414,401

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., the principal distributor from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund per the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC.
AND SHAREHOLDERS OF PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Prime Cash Series

ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 2000

Federated
Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551105

0062904 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month reporting period from June 1, 1999 through May 31, 2000. The report begins with commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and the financial statements.

Investing in Treasury Cash Series is a highly conservative way to help your ready cash earn daily income while offering you the advantages of daily liquidity and stability of principal.1 The fund invests in some of the safest investments available such as short-term U.S. Treasury obligations and repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.044 per share. At the end of the reporting period, the fund's net assets reached $850.1 million.

As always, we thank you for keeping your ready cash working through Treasury Cash Series. Please contact your investment representative if you have any questions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's ("S&P") and Aaa by Moody's Investors Service, Inc. ("Moody's").1

The Federal Reserve Board (the "Fed") tightened monetary policy six times over the course of the fund's fiscal year ended May 31, 2000, bringing the federal funds target rate from 4.75% to 6.50%. The initial 75 basis points of tightening, which took place during the first half of the reporting period, was a reversal of the liquidity that the Fed infused into the market during the global economic crisis in late 1998. After taking a break to minimize disruptions around the time of the century date change, the Fed resumed its tightening path in early 2000 as economic growth continued to be robust.

Gross Domestic Product ("GDP") grew at 5.7% and 7.3% in the third and fourth quarters of last year, and 5.4% in the first quarter of 2000. Although productivity gains have raised expectations of a non-inflationary potential rate of growth, this strong pace of economic activity made the Fed and the markets uncomfortable. Retail sales grew over 7.0% over the reporting period, and non-farm payrolls added an average of 273,000 jobs per month over the same time frame. Excluding rising energy costs, inflation remained relatively well-behaved over the period. Although producer prices rose 3.9%, they were boosted by higher oil prices, and rose only 1.5% excluding the volatile food and energy component. Consumer prices rose 3.1% overall, but only 2.4% on a core basis.

Consistent with the actions taken by the Fed and with the market often anticipating those moves, yields on short-term interest rates rose over the period. The yield on the three-month Treasury bill, for example, climbed from 4.6% to a high of 6.2% by the middle of May 2000, before trailing off to 5.6% by the end of the month. The decline in yield in the last few weeks of the reporting period reflected a flight to quality to short term Treasury bills as the domestic equity markets traded off.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated, fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

The fund maintained a 40- to 50-day average maturity target range for the fund through the end of 1999, then moved to a 35- to 45-day target range in January as expectations for additional Fed tightenings grew. The fund attempts to maximize performance through ongoing relative value analysis, comparing yields among the various acceptable investment types for the portfolio. The fund remained barbelled in structure, combining a significant position in repurchase agreements, primarily on an overnight basis, with purchases of securities in the 6 to 13 month area of the Treasury yield curve. The Treasury bill market continued to be well-bid by investors, particularly out in the one year bill area where there is growing expectation that the Treasury may eliminate this maturity due to the continued improvement in the U.S. budget picture. As a result, other than participating in very short-term Treasury cash management bill issues, our purchases over the reporting period remained concentrated in Treasury coupon securities which offered more attractive relative yields.

Shortly after the most recent tightening by the Fed, a more aggressive 50 basis points on May 16, 2000, market sentiment shifted as economic releases began to point to a slowing in the robust pace of the economy. Current estimates for second quarter GDP are in the 3.5% range, more in line with the general notion of non-inflationary potential for the economy. It remains to be seen, however, whether the slowdown is a result of the 175 basis points in tightening finally taking hold, or a temporary pause before growth picks up again in the second half of the year, as has been the pattern for the past two years.

Portfolio of Investments

MAY 31, 2000

Principal Amount		Value
	SHORT-TERM U.S. TREASURY OBLIGATIONS--17.8%
	U.S. Treasury Bills--0.5%[1]
$4,000,000	5.210%, 11/9/2000	$3,906,799

	U.S. Treasury Notes--17.3%
148,500,000	4.000% - 6.000%, 7/31/2000 -- 5/31/2001	147,340,871

	TOTAL SHORT-TERM U.S.TREASURY OBLIGATIONS	151,247,670

	REPURCHASE AGREEMENTS--82.1%[2]
35,000,000	ABN AMRO, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	Barclays Capital, Inc., 6.380%, dated 5/31/2000, due 6/1/2000	35,000,000
40,000,000	Bear, Stearns and Co., 6.380%, dated 5/31/2000, due 6/1/2000	40,000,000
35,000,000	CIBC Wood Gundy Securities Corp., 6.350%, dated 5/31/2000, due 6/1/2000	35,000,000
40,000,000	CIBC Wood Gundy Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	40,000,000
38,320,000	Deutsche Bank Financial, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	38,320,000
35,000,000	Donaldson, Lufkin and Jenrette Securities Corp., 6.375%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	First Union Capital Markets, 6.370%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	Goldman Sachs Group, 6.360%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	J.P. Morgan & Co., Inc., 6.350%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	Paribas Corp., 6.380%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	Salomon Brothers, Inc., 6.380%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	Scotia McLeod (USA), Inc., 6.370%, dated 5/31/2000, due 6/1/2000	35,000,000
35,000,000	Societe Generale Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	35,000,000
40,000,000	State Street Bank and Trust Co., 6.370%, dated 5/31/2000, due 6/1/2000	40,000,000
35,000,000	Toronto Dominion Securities (USA), Inc., 6.370%, dated 5/31/2000, due 6/1/2000	35,000,000
85,000,000	Warburg Dillon Reed, 6.370%, dated 5/31/2000, due 6/1/2000	85,000,000
35,000,000	Westdeutsche Landesbank Girozentrale, 6.370%, dated 5/31/2000, due 6/1/2000	35,000,000

	TOTAL REPURCHASE AGREEMENTS	698,320,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$849,567,670

1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($850,061,687) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Investments in repurchase agreements	$698,320,000
Investments in securities	151,247,670

Total investments in securities, at amortized cost and value		$849,567,670
Cash		407,093
Income receivable		1,724,340
Receivable for shares sold		208,392

TOTAL ASSETS		851,907,495

Liabilities:
Payable for shares redeemed	769,774
Income distribution payable	742,038
Accrued expenses	333,996

TOTAL LIABILITIES		1,845,808

Net assets for 850,061,687 shares outstanding		$850,061,687

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$850,061,687 ÷ 850,061,687 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$52,042,129

Expenses:
Investment adviser fee	$4,836,031
Administrative personnel and services fee	728,809
Custodian fees	78,387
Transfer and dividend disbursing agent fees and expenses	804,155
Directors'/Trustees' fees	10,276
Auditing fees	13,176
Legal fees	6,426
Portfolio accounting fees	131,535
Distribution services fee	967,206
Shareholder services fee	2,418,015
Share registration costs	26,741
Printing and postage	86,685
Insurance premiums	2,831
Taxes	80,401
Miscellaneous	6,470

TOTAL EXPENSES	10,197,144

Waiver:
Waiver of investment adviser fee	(428,319)

Net expenses		9,768,825

Net investment income		$42,273,304

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,273,304	$39,647,864

Distributions to Shareholders:
Distributions from net investment income	(42,273,304)	(39,647,864)

Share Transactions:
Proceeds from sale of shares	4,481,388,163	3,989,765,831
Net asset value of shares issued to shareholders in payment of distributions declared	38,303,812	35,074,368
Cost of shares redeemed	(4,639,222,479)	(3,876,732,235)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(119,530,504)	148,107,964

Change in net assets	(119,530,504)	148,107,964

Net Assets:
Beginning of period	969,592,191	821,484,227

End of period	$850,061,687	$969,592,191

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.04	0.04	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.04)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	4.47%	4.21%	4.70%	4.50%	4.83%

Ratios to Average Net Assets:

Expenses	1.01%	1.00%	1.00%	0.99%	0.99%

Net investment income	4.37%	4.11%	4.60%	4.41%	4.70%

Expense waiver/reimbursement[2]	0.04%	0.07%	0.05%	0.03%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$850,062	$969,592	$821,484	$771,164	$593,730

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2000, there was $12,500,000,000 par value shares ($0.001 per share) authorized. At May 31, 2000, capital paid-in aggregated $850,061,687. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	4,481,388,163	3,989,765,831
Shares issued to shareholders in payment of distributions declared	38,303,812	35,074,368
Shares redeemed	(4,639,222,479)	(3,876,732,235)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(119,530,504)	148,107,964

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC.
AND SHAREHOLDERS OF TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series (the "Fund") (a portfolio of Cash Trust Series, Inc.) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

Treasury Cash Series

ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 2000

Federated
Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 147551402

2062301 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.